Reinsurance (Details Narrative) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Separate Account Assets	$ 103,205	$ 69,005
Separate account liabilities	103,205	69,005
Reinsurance recoverable from affiliate	24,034	23,973	$ 23,687
CMFG Life Insurance Company [Member] | Reinsurance Agreement [Member]
Deposit contracts	337,755	165,924
Related liabilities	337,755	165,924
Separate Account Assets	103,205	69,005
Separate account liabilities	103,205	69,005
Commissions	17,738	11,019	6,302
CMFG Life Insurance Company [Member] | Second Agreement [Member]
Deposit contracts	2,800,341	2,287,109
Related liabilities	2,800,341	2,287,109
Commissions	52,652	44,773	37,961
CMFG Life Insurance Company [Member] | Amended Reinsurance Agreement [Member]
Commissions	$ 767	$ 839	$ 894